Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 139,663	$ 77,631	$ 86,742
Charges (credits) to expense	11,990	62,032	(9,111)
Balance at end of year	$ 151,653	$ 139,663	$ 77,631